Shareholders' Equity and Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Summary of Tax Effects of Each Component of Other Comprehensive Income

The following is a summary of the tax effects of each component of other comprehensive income for the years ended December 31 for the periods indicated:

	2013
(Dollars in thousands)	Before Tax	Tax Expense (Benefit)	Net-of-Tax Amount
Unrealized loss on securities:
Unrealized holding losses arising during the period	$(62,095)	$21,733	$(40,362)
Less: reclassification adjustment for gains included in net income	(2,277)	797	(1,480)

Net unrealized losses	(64,372)	22,530	(41,842)

Fair value of derivative instruments designated as cash flow hedges
Change in fair value of derivative instruments designated as cash flow hedges during the period	$953	$(333)	$620
Less: reclassification adjustment for losses included in net income	391	(137)	254

Fair value of derivative instruments designated as cash flow hedges	1,344	(470)	874

Total other comprehensive loss	$(63,028)	$22,060	$(40,968)

	2012
(Dollars in thousands)	Before Tax	Tax Expense (Benefit)	Net-of-Tax Amount
Unrealized gain on securities:
Unrealized holding gains arising during the period	$2,174	$(761)	$1,413
Less: reclassification adjustment for gains included in net income	(3,739)	1,308	(2,431)

Net unrealized gains	(1,565)	547	(1,018)

Fair value of derivative instruments designated as cash flow hedges
Change in fair value of derivative instruments designated as cash flow hedges during the period	$(22)	$8	$(14)
Less: reclassification adjustment for losses included in net income	1,618	(566)	1,052

Fair value of derivative instruments designated as cash flow hedges	1,596	(558)	1,038

Total other comprehensive income	$31	$(11)	$20

	2011
(Dollars in thousands)	Before Tax	Tax Expense (Benefit)	Net-of-Tax Amount
Unrealized gain on securities:
Unrealized holding gains arising during the period	$36,328	$(12,715)	$23,613
Other-than-temporary impairment realized in net income	(509)	178	(331)
Less: reclassification adjustment for gains included in net income	(3,422)	1,198	(2,224)

Net unrealized gains	32,397	(11,339)	21,058

Fair value of derivative instruments designated as cash flow hedges
Change in fair value of derivative instruments designated as cash flow hedges during the period	$(19,078)	$6,677	$(12,401)
Less: reclassification adjustment for losses included in net income	1,723	(603)	1,120

Fair value of derivative instruments designated as cash flow hedges	(17,355)	6,074	(11,281)

Total other comprehensive income	$15,042	$(5,265)	$9,777